SEGMENT REPORTING - Reconciliation of Reportable Segment Gross Profit to Loss Before Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Segment Reporting [Abstract]
Gross profit	$ 12,717	$ 24,538	$ 82,720	$ 39,071
Gain (loss) from sales of digital assets	11,808	(16)	13,971	14
Impairment of digital assets	(150,213)	0	(204,198)	0
Impairment of goodwill and other intangibles	(790,753)	0	(790,753)	0
Losses on exchange or disposal of property, plant and equipment	(13,057)	(17)	(13,057)	(17)
Operating expenses:
Research and development	14,773	1,437	18,113	2,645
Sales and marketing	10,238	720	11,636	1,254
General and administrative	90,874	6,822	131,034	10,617
Total operating expenses	115,885	8,979	160,783	14,516
Operating (loss) income	(1,045,383)	15,526	(1,072,100)	24,552
Non-operating (income) expenses, net:
Loss on debt extinguishment	0	7,974	0	8,016
Interest expense, net	27,116	10,846	48,792	12,981
Fair value adjustment on convertible notes	(195,061)	0	190,976	0
Fair value adjustment on derivative warrant liabilities	(22,189)	0	(32,464)	0
Other non-operating expenses, net	3,876	2	3,519	2
Total non-operating (income) expenses, net	(186,258)	18,822	210,823	20,999
(Loss) income before income taxes	(859,125)	(3,296)	(1,282,923)	3,553
Income tax (benefit) expense	(48,650)	118	(6,244)	118
Net (loss) income	$ (810,475)	$ (3,414)	$ (1,276,679)	$ 3,435